3 GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss for the period	$ (76,065)	$ (36,204)	$ (487,089)	$ (64,552)	$ (1,136,693)	$ (2,601,495)
Accumulated deficit	$ (5,433,798)		$ (5,357,734)	$ (4,870,645)